Note 6 - Stockholders' Equity (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended											138 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended									1 Months Ended		12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2006 Stock Options [Member]	Dec. 31, 2012 Series A Warrants [Member]		Jan. 31, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]	Jan. 17, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series C Warrants [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 General and Administrative Expense [Member] Common Stock Issued for Services [Member]	Dec. 31, 2011 General and Administrative Expense [Member] Common Stock Issued for Services [Member]	Dec. 31, 2010 General and Administrative Expense [Member] Common Stock Issued for Services [Member]	Dec. 31, 2012 General and Administrative Expense [Member] Compensatory Warrants [Member]	Dec. 31, 2011 General and Administrative Expense [Member] Compensatory Warrants [Member]	Dec. 31, 2010 General and Administrative Expense [Member] Compensatory Warrants [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Dec. 31, 2010 General and Administrative Expense [Member]	Jan. 31, 2012 Individual Accredited Investors [Member]	Dec. 31, 2011 Individual Accredited Investors [Member]	Dec. 31, 2006 Maximum [Member]
Preferred Stock, Shares Authorized		10,000,000	10,000,000	10,000,000										10,000,000											2,200	2,200
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01										$ 0.01
(in Dollars per share)																									$ 1,000	$ 1,000		$ 0
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)		$ 1,999,032	$ 1,999,032											$ 2,727,475												$ 2,200,000
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																										2,000,000
Convertible Preferred Stock, Conversion Price Per Share (in Dollars per share)																											$ 0.75
Convertible Preferred Stock, Total Conversion Shares																									1,050,667	1,050,667	2,933,333
Number of Preferred Shares Converted into Common Stock																									1,412
Stock Issued During Period, Shares, Conversion of Convertible Securities																									1,882,667
Preferred Stock, Shares Outstanding																									788	788		0
Class of Warrant or Right, Percentage of Conversion Shares Could Be Purchased																									100.00%	100.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																			2,933,333			2,933,333		2,933,333	8,799,999	8,799,999
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																			1.00			0.75	0.60	1.00
Stock Issued During Period, Shares, New Issues (in Shares)	12,000																																					407,999	658,520
Other Accrued Liabilities, Current (in Dollars)						90,000
Stock Issued During Period, Value, New Issues (in Dollars)			273,360	441,210	90,000	1,520,000	1,771,091	3,162,950			239,919	2,459,609	470																									273,360	441,210
Proceeds from Issuance of Common Stock (in Dollars)			310,160	404,410					500,000	1,500,000	750,000			15,836,468																								36,800
(in Dollars)																			2,933,333	[1]		2,933,333 [1]		2,933,333 [1]															987,783
Warrants Issued During Period, Exercise Price (in Dollars per share)																																						$ 1.00	$ 1.00
Number of Warrants Issued During Period																																						612,001
Stock Issued During Period, Shares, Issued for Services			0	129,245	10,500
Allocated Share-based Compensation Expense (in Dollars)			310,076	463,752	575,662																								0	150,000	53,813	0	7,119	121,057	231,936	284,352	369,161
Minimum Option Exercise Price as Percentage of Fair Value of ISO's Granted to Certain Employees									110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			6 years 255 days	7 years	6 years 255 days																																			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									1,200,000
Share-based Compensation (in Dollars)			310,076	772,997	750,532									6,669,815	310,076	463,752	575,662
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)		271,901	271,901											271,901
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			2 years 36 days
Other General and Administrative Expense (in Dollars)				$ 152,126																	$ 218,551

[1]	See discussion under "Series A Convertible Preferred Stock" above.